Financial Risk Management Objectives and Policies - Schedule of Disclosure of Maturity Analysis for Derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying Value
Loans and borrowings	$ 1,151	$ 1,806	$ 2,372
Lease obligations	556	514
Total	3,284	3,735
Contractual Cash Flows
Total	3,594	4,048
Within 1 year
Contractual Cash Flows
Total	1,541	2,031
2-5 years
Contractual Cash Flows
Total	792	852
After 5 years
Contractual Cash Flows
Total	1,261	1,165
Liquidity risk
Carrying Value
Loans and borrowings	1,151	1,806
Lease obligations	556	514
Derivative liabilities	37	62
Trade payables and other liabilities	1,540	1,353
Contractual Cash Flows
Loans and borrowings	1,302	1,967
Lease obligations	715	666
Derivative liabilities	37	62
Trade payables and other liabilities	1,540	1,353
Liquidity risk | Within 1 year
Contractual Cash Flows
Loans and borrowings	101	755
Lease obligations	91	110
Derivative liabilities	28	54
Trade payables and other liabilities	1,321	1,112
Liquidity risk | 2-5 years
Contractual Cash Flows
Loans and borrowings	350	416
Lease obligations	225	206
Derivative liabilities	9	8
Trade payables and other liabilities	208	222
Liquidity risk | After 5 years
Contractual Cash Flows
Loans and borrowings	851	796
Lease obligations	399	350
Derivative liabilities	0	0
Trade payables and other liabilities	$ 11	$ 19